Financial assets available for sale (Details Text) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets Available For Sale Details Text [Abstract]
Financial instruments pledged as collateral and classified as available for sale	[1]	R$ 59,482,796	R$ 64,275,415
Financial assets available for sale pledged as a guarantee for liabilities		4,391,259	5,517,516
Net gains/(losses) on financial instruments classified as available for sale. - impairment losses		R$ 1,729,039	R$ 2,106,107	R$ 424,522

[1]	In 2017, includes unrealized gains of R$ 3,246,351 thousand (2016 - R$ 2,052,366 thousand) and unrealized losses of R$ 557,974 thousand (2016 - R$ 1,443,642 thousand); and